UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02995

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Address of principal executive offices) (Zip code)
Same
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-995-0322

Date of fiscal year end:	August 31st

Date of reporting period:	November 30, 2009

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF 11/30/2009

	FACE	DESCRIPTION	STATE	MATURITY	CALL DATE	RATE	MARKET	AS A
CUSIP	VALUE						VALUE	PERCENTAGE
	IN THOUSANDS
		SHORT TERM
60934N542	204.334	FEDERATED PA MUNI	PA				204,333
		TOTAL SHORT TERM					204,333	1.86%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS
72509GH7	145	PITTSBURGH	PA	03/01/12		5.000%	158,791
725209GY0	105	PITTSBURGH	PA	09/01/12		5.000%	109,753
7178807S1	300	PHILA SD PA GO	PA	08/01/15	8/1/12	5.625%	337,185
725209FD7	100	PITTSBURGH	PA	09/01/16		5.250%	109,609
745145YU0	250	PUERTO RICO	PA	07/01/17		5.500%	261,805
968657DE3	100	WILL CNTY	IL	11/15/24		5.000%	105,736
		TOTAL GENERAL OBLIGATION BONDS					1,082,879	9.84%
		HOUSING BONDS
130329LV5	30	CALIF HSG FIN AG	CA	02/01/14		10.250%	30,209
60415MWC4	25	MINN ST HSG	MN	01/01/17	1/1/07	5.950%	25,007
546276BT2	200	LOUISIANNA LOC	LA	04/15/39	4/15/16	4.250%	195,640
		TOTAL HOUSING BONDS					250,856	2.28%
		OTHER REVENUE BONDS
701382HO7	170	PARKLAND SCHOOL DISTRICT	PA	09/01/07		5.000%	196,291
613609TG1	250	MONTGOMERY COUNTY IDA	PA	11/01/10		5.000%	257,492
717823T99	300	PHILA GAS WORKS	PA	08/01/11		5.000%	306,651
017292VN0	100	ALLEGHENY CTY	PA	11/01/11		5.000%	106,401
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.	PA	09/01/12		5.000%	556,165
717893PF2	250	PHILADELPHIA WATER	PA	07/01/14		5.000%	279,165
709221JS5	155	PA STATE TPK	PA	12/01/14		5.250%	159,004
709221PM1	15	PA STATE TPK	PA	12/01/14		5.250%	15,075
79165TFX4	50	ST. LOUIS MUNICIPAL FINANCE	MO	02/15/15	2/15/12	5.250%	52,094
709221JT3	140	PA STATE TPK	PA	12/01/15		5.250%	143,616
709221PM1	10	PA STATE TPK	PA	12/01/15		5.250%	10,050
70917RJE6	350	PA HGH ED	PA	01/01/16	1/1/13	5.500%	398,419
01728RBJ7	150	ALLEGHENY CTY HGH ED BLDG AUTH	PA	03/15/16	6/15/12	5.500%	167,044
70917NQL1	100	PA HGH ED	PA	06/15/16	6/15/12	5.000%	106,403
717823J58	250	PHILA GAS WORKS	PA	08/01/16	8/1/13	5.250%	288,295
41473EFJ5	425	HARRISBURG RECOVERY	PA	12/01/13		5.000%	426,980
165579EC3	405	CHESTER COUNTY IDA	PA	11/01/18		5.000%	408,483
888808DA7	200	TOBACCO SETTLEMENT FIN CORP	NJ	06/01/19	6/1/17	5.000%	199,300
70917RWW1	150	PA HGH ED	PA	08/15/22	8/15/19	4.750%	154,032
657905EQ4	250	NORTH CAROLINA MEDICAL CENTER	NC	08/01/26	2/1/17	5.250%	242,905
017357VE1	300	ALLEGHENY CTY-SEWER	PA	12/01/23	12/1/15	5.000%	310,992
70917NQL1	200	PA HGH ED	PA	01/15/31		6.000%	203,956
		TOTAL OTHER REVENUE BONDS					4,988,813	45.32%

	TOTAL MUNICIPAL BONDS						6,322,548	58.29%

	PREFERRED STOCKS
	SHARES
74928M204	20000	RBS CAP FD TR VI 6.25	208,842
780097754	20000	ROYAL BANK OF SCOTLAND GR SER Q	208,000
780097747	10000	ROYAL BANK OF SCOTLAND GR SER R	102,700
007924400	15000	AEGON NV 6.50%	255,000
N00927306	10000	AEGON NV 6.875%	175,683
25153X208	15000	DEUTSCHE BK CONTINUING PFD	296,250
40428H862	20000	HSBC USA 1/40 SER H	438,600
456837202	10000	ING GROEP NV 7.05	172,800
456837509	6000	ING GROEP NV	95,280
59156R603	17500	MET LIFE INC 6.50	391,125
693475AJ4	300000	PNC FINANCIAL SERV GROUP 8.25	299,592
G7293H189	12500	PRUDENTIAL PLC 6.50%	253,500
06739F390	20000	BARCLAYS BANK PLC 6.625%	384,200
80281R300	14000	SANTANDER FIN 6.41	192,600
38144X500	15000	GOLDMAN SACHS 1/1000 B	368,250
		TOTAL PREFERRED STOCKS	3,842,422	34.90%

	COMMON STOCKS
14052H506	70,000	CAPITAL TRUST INC. CLASS A	85,400
369604103	15,000	GENERAL ELECTRIC	240,300
902973304	13,000	US BANCORP	313,690
		TOTAL COMMON STOCKS	639,390	5.81%

	TOTAL PORTFOLIO		11,008,693	100.00%

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/09

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL
CONTROL OVER FINANCIAL REPORTING:

General

    The Fund has no employees and the Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. The Fund’s officers rely upon the providers for recording, processing, summarizing, and reporting all information required for disclosure. Lines of communication have been established between the providers and the Fund’s President and/or Board of Directors. The officer signing this report has concluded that the Fund’s disclosure controls and procedures are effective. There have been no changes in the Fund’s internal controls over financial reporting since the last quarterly report.

Accounting

    The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

    In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

    Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

    The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements. He also serves as the Fund’s compliance officer. Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
11/30/09

Item III

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:

s/ John H. McCoy
John H. McCoy
President and Chief Financial Officer

Date: February 16, 2010